SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary Of Detailed Information About Non Cash Investing And Financing Activities
b)   Schedule of
non-cash
investing and financing activities:

	For the year ended December 31,

	2024	2023
Capitalized share-based payments	$ 6,911	$ 6,867
Exploration and evaluation asset expenditures included in accounts payable and accrued liabilities	(5,877)	10,929
Interest expense included in accounts payable and accrued liabilities	1,931	773
Issuance of 2024 Debentures	330,916	-
Purchase of U 3 O 8 strategic inventory	(341,150)	-